Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT3-0624
1.9867777.108
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,269,258	38,327,768
Verizon Communications, Inc.	1,334,337	52,692,968
		91,020,736
Entertainment - 1.2%
Electronic Arts, Inc.	77,220	9,793,040
Live Nation Entertainment, Inc. (a)	45,079	4,007,974
Netflix, Inc. (a)	137,349	75,629,853
Take-Two Interactive Software, Inc. (a)	50,326	7,187,056
The Walt Disney Co.	582,167	64,678,754
Warner Bros Discovery, Inc. (a)	704,575	5,185,672
		166,482,349
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A	1,870,323	304,451,178
Class C	1,565,846	257,800,885
Match Group, Inc. (a)	86,396	2,662,725
Meta Platforms, Inc. Class A	698,245	300,364,052
		865,278,840
Media - 0.6%
Charter Communications, Inc. Class A (a)	31,342	8,021,671
Comcast Corp. Class A	1,257,588	47,926,679
Fox Corp.:
Class A	75,953	2,355,303
Class B	41,879	1,201,090
Interpublic Group of Companies, Inc.	121,422	3,696,086
News Corp.:
Class A	120,123	2,858,927
Class B	36,686	900,274
Omnicom Group, Inc.	62,862	5,836,108
Paramount Global Class B	152,943	1,742,021
		74,538,159
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	165,746	27,210,521
TOTAL COMMUNICATION SERVICES		1,224,530,605
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.1%
Aptiv PLC (a)	88,572	6,288,612
BorgWarner, Inc.	73,059	2,394,143
		8,682,755
Automobiles - 1.4%
Ford Motor Co.	1,238,612	15,049,136
General Motors Co.	366,382	16,314,990
Tesla, Inc. (a)	879,377	161,172,217
		192,536,343
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	2,901,117	507,695,475
eBay, Inc.	164,721	8,489,720
Etsy, Inc. (a)	37,980	2,608,087
		518,793,282
Distributors - 0.1%
Genuine Parts Co.	44,493	6,994,745
LKQ Corp.	84,830	3,658,718
Pool Corp.	12,282	4,452,593
		15,106,056
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	138,235	21,919,924
Booking Holdings, Inc.	11,073	38,224,328
Caesars Entertainment, Inc. (a)	68,358	2,448,584
Carnival Corp. (a)	319,932	4,741,392
Chipotle Mexican Grill, Inc. (a)	8,703	27,497,999
Darden Restaurants, Inc.	37,917	5,816,847
Domino's Pizza, Inc.	11,063	5,855,314
Expedia Group, Inc. (a)	41,466	5,582,568
Hilton Worldwide Holdings, Inc.	80,033	15,788,910
Las Vegas Sands Corp.	117,109	5,194,955
Marriott International, Inc. Class A	78,298	18,488,507
McDonald's Corp.	230,209	62,856,265
MGM Resorts International (a)	86,642	3,417,160
Norwegian Cruise Line Holdings Ltd. (a)(b)	135,218	2,558,325
Royal Caribbean Cruises Ltd. (a)	74,874	10,454,657
Starbucks Corp.	359,335	31,797,554
Wynn Resorts Ltd.	30,257	2,773,054
Yum! Brands, Inc.	89,189	12,597,946
		278,014,289
Household Durables - 0.4%
D.R. Horton, Inc.	94,778	13,504,917
Garmin Ltd.	48,580	7,018,353
Lennar Corp. Class A	78,442	11,893,376
Mohawk Industries, Inc. (a)	16,804	1,937,837
NVR, Inc. (a)	1,014	7,542,994
PulteGroup, Inc.	67,320	7,500,794
		49,398,271
Leisure Products - 0.0%
Hasbro, Inc.	41,465	2,541,805
Specialty Retail - 1.9%
AutoZone, Inc. (a)	5,488	16,224,723
Bath & Body Works, Inc.	71,699	3,256,569
Best Buy Co., Inc.	60,876	4,482,909
CarMax, Inc. (a)(b)	50,093	3,404,821
Lowe's Companies, Inc.	182,528	41,614,559
O'Reilly Automotive, Inc. (a)	18,748	18,996,598
Ross Stores, Inc.	106,852	13,842,677
The Home Depot, Inc.	315,875	105,571,743
TJX Companies, Inc.	361,709	34,033,200
Tractor Supply Co.	34,312	9,369,921
Ulta Beauty, Inc. (a)	15,413	6,239,799
		257,037,519
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	8,146	6,667,257
lululemon athletica, Inc. (a)	36,445	13,142,067
NIKE, Inc. Class B	386,312	35,641,145
Ralph Lauren Corp.	12,391	2,027,663
Tapestry, Inc.	72,816	2,906,815
		60,384,947
TOTAL CONSUMER DISCRETIONARY		1,382,495,267
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	57,460	2,749,461
Constellation Brands, Inc. Class A (sub. vtg.)	51,055	12,940,400
Keurig Dr. Pepper, Inc.	330,551	11,139,569
Molson Coors Beverage Co. Class B	58,713	3,361,906
Monster Beverage Corp. (a)	234,450	12,531,353
PepsiCo, Inc.	436,216	76,734,757
The Coca-Cola Co.	1,234,958	76,283,356
		195,740,802
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	140,829	101,805,284
Dollar General Corp.	69,661	9,696,115
Dollar Tree, Inc. (a)	65,686	7,767,370
Kroger Co.	210,060	11,633,123
Sysco Corp.	158,003	11,742,783
Target Corp.	146,519	23,586,629
Walgreens Boots Alliance, Inc.	227,404	4,031,873
Walmart, Inc.	1,358,578	80,631,604
		250,894,781
Food Products - 0.8%
Archer Daniels Midland Co.	169,289	9,930,493
Bunge Global SA	46,119	4,693,069
Campbell Soup Co.	62,349	2,849,973
Conagra Brands, Inc.	151,764	4,671,296
General Mills, Inc.	180,254	12,700,697
Hormel Foods Corp.	91,968	3,270,382
Kellanova	83,731	4,844,676
Lamb Weston Holdings, Inc.	45,771	3,814,555
McCormick & Co., Inc. (non-vtg.)	79,830	6,071,870
Mondelez International, Inc.	427,361	30,744,350
The Hershey Co.	47,574	9,225,550
The J.M. Smucker Co.	33,657	3,865,506
The Kraft Heinz Co.	253,066	9,770,878
Tyson Foods, Inc. Class A	90,801	5,507,081
		111,960,376
Household Products - 1.3%
Church & Dwight Co., Inc.	78,192	8,436,135
Colgate-Palmolive Co.	261,335	24,021,913
Kimberly-Clark Corp.	106,921	14,597,924
Procter & Gamble Co.	746,790	121,876,128
The Clorox Co.	39,412	5,827,852
		174,759,952
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	73,922	10,845,097
Kenvue, Inc.	546,970	10,293,975
		21,139,072
Tobacco - 0.5%
Altria Group, Inc.	559,698	24,520,369
Philip Morris International, Inc.	492,716	46,778,457
		71,298,826
TOTAL CONSUMER STAPLES		825,793,809
ENERGY - 4.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	317,663	10,362,167
Halliburton Co.	282,515	10,585,837
Schlumberger Ltd.	453,024	21,509,580
		42,457,584
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	114,545	3,601,295
Chevron Corp.	550,476	88,775,265
ConocoPhillips Co.	373,906	46,970,072
Coterra Energy, Inc.	238,736	6,531,817
Devon Energy Corp.	203,346	10,407,248
Diamondback Energy, Inc.	56,809	11,425,994
EOG Resources, Inc.	185,080	24,454,620
EQT Corp.	130,597	5,235,634
Exxon Mobil Corp.	1,260,307	149,056,509
Hess Corp.	87,361	13,758,484
Kinder Morgan, Inc.	613,766	11,219,642
Marathon Oil Corp.	185,639	4,984,407
Marathon Petroleum Corp.	116,797	21,224,351
Occidental Petroleum Corp.	208,895	13,816,315
ONEOK, Inc.	184,892	14,628,655
Phillips 66 Co.	136,475	19,544,585
Pioneer Natural Resources Co.	74,149	19,969,809
Targa Resources Corp.	70,772	8,072,254
The Williams Companies, Inc.	386,109	14,811,141
Valero Energy Corp.	108,054	17,274,593
		505,762,690
TOTAL ENERGY		548,220,274
FINANCIALS - 13.1%
Banks - 3.4%
Bank of America Corp.	2,185,124	80,871,439
Citigroup, Inc.	604,000	37,043,320
Citizens Financial Group, Inc.	147,966	5,047,120
Comerica, Inc.	41,810	2,097,608
Fifth Third Bancorp	216,169	7,881,522
Huntington Bancshares, Inc.	459,706	6,192,240
JPMorgan Chase & Co.	917,542	175,929,503
KeyCorp	297,428	4,309,732
M&T Bank Corp.	52,730	7,613,685
PNC Financial Services Group, Inc.	126,324	19,360,416
Regions Financial Corp.	293,450	5,654,782
Truist Financial Corp.	423,289	15,894,502
U.S. Bancorp	494,154	20,077,477
Wells Fargo & Co.	1,142,200	67,755,304
		455,728,650
Capital Markets - 2.8%
Ameriprise Financial, Inc.	31,804	13,096,569
Bank of New York Mellon Corp.	241,016	13,614,994
BlackRock, Inc. Class A	44,381	33,491,678
Blackstone, Inc.	228,307	26,622,879
Cboe Global Markets, Inc.	33,512	6,070,699
Charles Schwab Corp.	472,327	34,928,582
CME Group, Inc.	114,253	23,951,999
FactSet Research Systems, Inc.	12,081	5,036,448
Franklin Resources, Inc.	95,439	2,179,827
Goldman Sachs Group, Inc.	103,502	44,165,338
Intercontinental Exchange, Inc.	181,738	23,400,585
Invesco Ltd.	142,408	2,017,921
MarketAxess Holdings, Inc.	12,030	2,407,083
Moody's Corp.	49,950	18,497,984
Morgan Stanley	397,606	36,118,529
MSCI, Inc.	25,102	11,692,261
NASDAQ, Inc.	120,604	7,218,149
Northern Trust Corp.	65,053	5,359,717
Raymond James Financial, Inc.	59,710	7,284,620
S&P Global, Inc.	101,974	42,403,848
State Street Corp.	95,834	6,947,007
T. Rowe Price Group, Inc.	71,059	7,785,935
		374,292,652
Consumer Finance - 0.6%
American Express Co.	181,496	42,475,509
Capital One Financial Corp.	120,734	17,316,878
Discover Financial Services	79,363	10,057,673
Synchrony Financial	129,014	5,674,036
		75,524,096
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	577,452	229,092,532
Corpay, Inc. (a)	22,916	6,923,840
Fidelity National Information Services, Inc.	188,038	12,771,541
Fiserv, Inc. (a)	190,488	29,081,803
Global Payments, Inc.	82,641	10,145,836
Jack Henry & Associates, Inc.	23,099	3,757,976
MasterCard, Inc. Class A	261,847	118,145,366
PayPal Holdings, Inc. (a)	340,141	23,102,377
Visa, Inc. Class A	501,963	134,832,281
		567,853,552
Insurance - 2.1%
AFLAC, Inc.	167,066	13,975,071
Allstate Corp.	83,311	14,167,869
American International Group, Inc.	222,808	16,779,670
Aon PLC	63,542	17,919,479
Arch Capital Group Ltd. (a)	117,744	11,013,774
Arthur J. Gallagher & Co.	68,802	16,147,141
Assurant, Inc.	16,499	2,877,426
Brown & Brown, Inc.	74,984	6,114,195
Chubb Ltd.	128,623	31,980,823
Cincinnati Financial Corp.	49,842	5,766,221
Everest Re Group Ltd.	13,774	5,046,931
Globe Life, Inc.	27,198	2,071,672
Hartford Financial Services Group, Inc.	94,739	9,179,262
Loews Corp.	57,854	4,347,728
Marsh & McLennan Companies, Inc.	156,145	31,139,997
MetLife, Inc.	194,827	13,848,303
Principal Financial Group, Inc.	69,664	5,513,209
Progressive Corp.	185,761	38,684,728
Prudential Financial, Inc.	114,576	12,658,356
The Travelers Companies, Inc.	72,424	15,365,476
W.R. Berkley Corp.	64,284	4,947,939
Willis Towers Watson PLC	32,542	8,172,598
		287,717,868
TOTAL FINANCIALS		1,761,116,818
HEALTH CARE - 12.3%
Biotechnology - 1.9%
AbbVie, Inc.	560,343	91,134,186
Amgen, Inc.	169,797	46,514,190
Biogen, Inc. (a)	45,986	9,878,713
Gilead Sciences, Inc.	395,449	25,783,275
Incyte Corp. (a)	59,043	3,073,188
Moderna, Inc. (a)	105,277	11,613,106
Regeneron Pharmaceuticals, Inc. (a)	33,529	29,862,939
Vertex Pharmaceuticals, Inc. (a)	81,788	32,127,144
		249,986,741
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	550,986	58,387,986
Align Technology, Inc. (a)	22,605	6,383,200
Baxter International, Inc.	161,173	6,506,554
Becton, Dickinson & Co.	91,691	21,510,709
Boston Scientific Corp. (a)	464,957	33,416,460
DexCom, Inc. (a)	122,353	15,586,549
Edwards Lifesciences Corp. (a)	192,488	16,297,959
GE Healthcare Technologies, Inc.	134,403	10,246,885
Hologic, Inc. (a)	74,548	5,648,502
IDEXX Laboratories, Inc. (a)	26,359	12,988,661
Insulet Corp. (a)	22,141	3,806,924
Intuitive Surgical, Inc. (a)	111,820	41,442,728
Medtronic PLC	422,005	33,861,681
ResMed, Inc.	46,682	9,989,481
Solventum Corp.	43,776	2,845,878
STERIS PLC	31,363	6,415,615
Stryker Corp.	107,320	36,113,180
Teleflex, Inc.	14,915	3,113,506
The Cooper Companies, Inc.	63,116	5,621,111
Zimmer Biomet Holdings, Inc.	66,326	7,977,691
		338,161,260
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	77,199	7,954,585
Cencora, Inc.	52,553	12,562,795
Centene Corp. (a)	169,634	12,393,460
Cigna Group	92,835	33,145,808
CVS Health Corp.	399,405	27,043,713
DaVita, Inc. (a)	17,065	2,372,206
Elevance Health, Inc.	74,571	39,416,739
HCA Holdings, Inc.	62,863	19,476,215
Henry Schein, Inc. (a)	41,256	2,858,216
Humana, Inc.	38,790	11,718,071
Laboratory Corp. of America Holdings	26,922	5,421,283
McKesson Corp.	41,707	22,405,417
Molina Healthcare, Inc. (a)	18,408	6,297,377
Quest Diagnostics, Inc.	35,248	4,870,569
UnitedHealth Group, Inc.	293,550	141,990,135
Universal Health Services, Inc. Class B	19,363	3,300,036
		353,226,625
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	92,998	12,744,446
Bio-Rad Laboratories, Inc. Class A (a)	6,645	1,792,489
Bio-Techne Corp.	49,888	3,153,420
Charles River Laboratories International, Inc. (a)	16,267	3,725,143
Danaher Corp.	208,718	51,474,033
Illumina, Inc. (a)	50,410	6,202,951
IQVIA Holdings, Inc. (a)	57,919	13,423,887
Mettler-Toledo International, Inc. (a)	6,816	8,381,635
Revvity, Inc.	39,210	4,017,849
Thermo Fisher Scientific, Inc.	122,624	69,738,721
Waters Corp. (a)	18,778	5,803,153
West Pharmaceutical Services, Inc.	23,482	8,394,345
		188,852,072
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	645,777	28,375,441
Catalent, Inc. (a)	57,355	3,203,277
Eli Lilly & Co.	253,082	197,682,350
Johnson & Johnson	764,014	110,468,784
Merck & Co., Inc.	804,240	103,923,893
Pfizer, Inc.	1,792,026	45,911,706
Viatris, Inc.	380,999	4,408,158
Zoetis, Inc. Class A	145,710	23,202,860
		517,176,469
TOTAL HEALTH CARE		1,647,403,167
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	22,355	7,011,869
General Dynamics Corp.	72,058	20,687,131
General Electric Co.	345,412	55,894,570
Howmet Aerospace, Inc.	124,144	8,286,612
Huntington Ingalls Industries, Inc.	12,558	3,477,687
L3Harris Technologies, Inc.	60,155	12,876,178
Lockheed Martin Corp.	68,256	31,734,262
Northrop Grumman Corp.	44,761	21,710,428
RTX Corp.	421,103	42,750,377
Textron, Inc.	62,237	5,264,628
The Boeing Co. (a)	182,022	30,550,572
TransDigm Group, Inc.	17,648	22,025,233
		262,269,547
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	36,997	2,626,787
Expeditors International of Washington, Inc.	46,105	5,131,948
FedEx Corp.	72,968	19,101,563
United Parcel Service, Inc. Class B	229,547	33,853,592
		60,713,890
Building Products - 0.5%
A.O. Smith Corp.	38,965	3,227,861
Allegion PLC	27,844	3,384,717
Builders FirstSource, Inc. (a)	39,148	7,157,037
Carrier Global Corp.	265,160	16,304,688
Johnson Controls International PLC	216,290	14,073,990
Masco Corp.	69,760	4,775,072
Trane Technologies PLC	72,223	22,919,247
		71,842,612
Commercial Services & Supplies - 0.6%
Cintas Corp.	27,348	18,004,282
Copart, Inc.	277,327	15,061,629
Republic Services, Inc.	64,917	12,444,589
Rollins, Inc.	89,007	3,966,152
Veralto Corp.	69,602	6,520,315
Waste Management, Inc.	116,333	24,199,591
		80,196,558
Construction & Engineering - 0.1%
Quanta Services, Inc.	46,110	11,922,202
Electrical Equipment - 0.8%
AMETEK, Inc.	73,253	12,794,369
Eaton Corp. PLC	126,730	40,333,090
Emerson Electric Co.	181,446	19,556,250
GE Vernova LLC	86,353	13,273,320
Generac Holdings, Inc. (a)	19,483	2,648,909
Hubbell, Inc. Class B	17,021	6,306,621
Rockwell Automation, Inc.	36,368	9,854,273
		104,766,832
Ground Transportation - 1.0%
CSX Corp.	627,171	20,834,621
J.B. Hunt Transport Services, Inc.	25,899	4,210,400
Norfolk Southern Corp.	71,688	16,511,180
Old Dominion Freight Lines, Inc.	56,792	10,319,674
Uber Technologies, Inc. (a)	653,117	43,282,064
Union Pacific Corp.	193,528	45,897,100
		141,055,039
Industrial Conglomerates - 0.4%
3M Co.	175,411	16,928,916
Honeywell International, Inc.	209,231	40,325,091
		57,254,007
Machinery - 1.8%
Caterpillar, Inc.	161,571	54,056,809
Cummins, Inc.	43,252	12,218,257
Deere & Co.	82,641	32,346,514
Dover Corp.	44,396	7,960,203
Fortive Corp.	111,301	8,377,626
IDEX Corp.	23,980	5,286,631
Illinois Tool Works, Inc.	86,296	21,065,717
Ingersoll Rand, Inc.	128,468	11,988,634
Nordson Corp.	17,229	4,448,356
Otis Worldwide Corp.	128,678	11,735,434
PACCAR, Inc.	166,013	17,615,639
Parker Hannifin Corp.	40,755	22,207,807
Pentair PLC	52,508	4,152,858
Snap-On, Inc.	16,760	4,491,010
Stanley Black & Decker, Inc.	48,689	4,450,175
Westinghouse Air Brake Tech Co.	56,860	9,159,009
Xylem, Inc.	76,508	9,999,596
		241,560,275
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	207,922	2,809,026
Delta Air Lines, Inc.	203,093	10,168,867
Southwest Airlines Co.	189,514	4,915,993
United Airlines Holdings, Inc. (a)	104,198	5,362,029
		23,255,915
Professional Services - 0.7%
Automatic Data Processing, Inc.	130,378	31,537,134
Broadridge Financial Solutions, Inc.	37,380	7,229,666
Dayforce, Inc. (a)(b)	49,571	3,042,172
Equifax, Inc.	39,131	8,616,255
Jacobs Solutions, Inc.	39,903	5,727,278
Leidos Holdings, Inc.	43,603	6,114,013
Paychex, Inc.	101,639	12,075,730
Paycom Software, Inc.	15,260	2,868,575
Robert Half, Inc.	32,980	2,280,237
Verisk Analytics, Inc.	46,019	10,030,301
		89,521,361
Trading Companies & Distributors - 0.3%
Fastenal Co.	181,618	12,339,127
United Rentals, Inc.	21,325	14,244,887
W.W. Grainger, Inc.	14,021	12,918,248
		39,502,262
TOTAL INDUSTRIALS		1,183,860,500
INFORMATION TECHNOLOGY - 29.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	79,977	20,518,899
Cisco Systems, Inc.	1,289,676	60,588,978
F5, Inc. (a)	18,656	3,084,023
Juniper Networks, Inc.	102,089	3,554,739
Motorola Solutions, Inc.	52,679	17,866,083
		105,612,722
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	190,373	22,991,347
CDW Corp.	42,514	10,282,436
Corning, Inc.	243,669	8,133,671
Jabil, Inc.	40,479	4,750,615
Keysight Technologies, Inc. (a)	55,429	8,200,166
TE Connectivity Ltd.	97,999	13,864,899
Teledyne Technologies, Inc. (a)	14,984	5,716,096
Trimble, Inc. (a)	78,996	4,745,290
Zebra Technologies Corp. Class A (a)	16,311	5,130,788
		83,815,308
IT Services - 1.1%
Accenture PLC Class A	198,992	59,878,683
Akamai Technologies, Inc. (a)	47,891	4,833,639
Cognizant Technology Solutions Corp. Class A	158,049	10,380,658
EPAM Systems, Inc. (a)	18,325	4,311,140
Gartner, Inc. (a)	24,739	10,207,064
IBM Corp.	290,406	48,265,477
VeriSign, Inc. (a)	27,956	4,737,983
		142,614,644
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	512,813	81,219,323
Analog Devices, Inc.	157,364	31,568,792
Applied Materials, Inc.	264,076	52,458,697
Broadcom, Inc.	139,663	181,599,609
Enphase Energy, Inc. (a)	43,115	4,689,187
First Solar, Inc. (a)	33,919	5,979,920
Intel Corp.	1,341,866	40,886,657
KLA Corp.	42,920	29,584,327
Lam Research Corp.	41,609	37,215,506
Microchip Technology, Inc.	171,500	15,774,570
Micron Technology, Inc.	350,355	39,576,101
Monolithic Power Systems, Inc.	15,243	10,202,597
NVIDIA Corp.	783,923	677,325,150
NXP Semiconductors NV	81,806	20,957,879
ON Semiconductor Corp. (a)	135,618	9,514,959
Qorvo, Inc. (a)	30,634	3,579,277
Qualcomm, Inc.	354,192	58,742,743
Skyworks Solutions, Inc.	50,848	5,419,888
Teradyne, Inc.	48,539	5,646,056
Texas Instruments, Inc.	288,584	50,911,989
		1,362,853,227
Software - 10.3%
Adobe, Inc. (a)	143,455	66,395,278
ANSYS, Inc. (a)	27,586	8,962,140
Autodesk, Inc. (a)	67,893	14,451,025
Cadence Design Systems, Inc. (a)	86,347	23,799,824
Fair Isaac Corp. (a)	7,888	8,939,707
Fortinet, Inc. (a)	202,284	12,780,303
Gen Digital, Inc.	177,751	3,579,905
Intuit, Inc.	88,846	55,583,835
Microsoft Corp.	2,358,256	918,139,797
Oracle Corp.	506,022	57,560,003
Palo Alto Networks, Inc. (a)	100,069	29,109,071
PTC, Inc. (a)	37,947	6,733,316
Roper Technologies, Inc.	33,905	17,341,051
Salesforce, Inc.	307,223	82,624,554
ServiceNow, Inc. (a)	65,063	45,110,130
Synopsys, Inc. (a)	48,407	25,684,270
Tyler Technologies, Inc. (a)	13,358	6,165,385
		1,382,959,594
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	4,606,853	784,685,271
Hewlett Packard Enterprise Co.	412,588	7,013,996
HP, Inc.	276,751	7,773,936
NetApp, Inc.	65,394	6,683,921
Seagate Technology Holdings PLC	61,803	5,309,496
Super Micro Computer, Inc. (a)	15,981	13,724,483
Western Digital Corp. (a)	102,907	7,288,903
		832,480,006
TOTAL INFORMATION TECHNOLOGY		3,910,335,501
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	70,551	16,674,023
Albemarle Corp. (b)	37,276	4,484,676
Celanese Corp. Class A	31,796	4,884,184
CF Industries Holdings, Inc.	60,669	4,791,031
Corteva, Inc.	222,724	12,056,050
Dow, Inc.	222,890	12,682,441
DuPont de Nemours, Inc.	136,504	9,896,540
Eastman Chemical Co.	37,197	3,512,885
Ecolab, Inc.	80,543	18,214,799
FMC Corp.	39,515	2,331,780
International Flavors & Fragrances, Inc.	81,016	6,858,004
Linde PLC	153,894	67,861,098
LyondellBasell Industries NV Class A	81,239	8,121,463
PPG Industries, Inc.	74,837	9,653,973
Sherwin-Williams Co.	74,740	22,392,851
The Mosaic Co.	103,717	3,255,677
		207,671,475
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	19,617	11,516,552
Vulcan Materials Co.	42,171	10,864,515
		22,381,067
Containers & Packaging - 0.2%
Amcor PLC (b)	459,105	4,104,399
Avery Dennison Corp.	25,537	5,548,679
Ball Corp.	100,084	6,962,844
International Paper Co.	109,714	3,833,407
Packaging Corp. of America	28,246	4,885,993
WestRock Co.	81,475	3,907,541
		29,242,863
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	455,108	22,728,094
Newmont Corp.	365,765	14,864,690
Nucor Corp.	78,026	13,149,722
Steel Dynamics, Inc.	48,281	6,282,324
		57,024,830
TOTAL MATERIALS		316,320,235
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	50,000	5,793,500
American Tower Corp.	147,950	25,382,302
AvalonBay Communities, Inc.	45,020	8,534,441
Boston Properties, Inc.	45,747	2,831,282
Camden Property Trust (SBI)	33,873	3,376,461
Crown Castle, Inc.	137,641	12,907,973
Digital Realty Trust, Inc.	96,119	13,339,395
Equinix, Inc.	29,796	21,188,234
Equity Residential (SBI)	109,543	7,054,569
Essex Property Trust, Inc.	20,380	5,018,575
Extra Space Storage, Inc.	67,053	9,003,877
Federal Realty Investment Trust (SBI)	23,360	2,433,411
Healthpeak Properties, Inc.	224,865	4,184,738
Host Hotels & Resorts, Inc.	224,039	4,227,616
Invitation Homes, Inc.	182,592	6,244,646
Iron Mountain, Inc.	92,676	7,184,244
Kimco Realty Corp.	211,231	3,935,234
Mid-America Apartment Communities, Inc.	37,055	4,817,150
Prologis, Inc.	293,245	29,925,652
Public Storage	50,225	13,030,876
Realty Income Corp.	263,937	14,131,187
Regency Centers Corp.	52,138	3,087,612
SBA Communications Corp. Class A	34,241	6,372,935
Simon Property Group, Inc.	103,442	14,536,704
UDR, Inc.	95,967	3,654,423
Ventas, Inc.	127,590	5,649,685
VICI Properties, Inc.	328,343	9,374,193
Welltower, Inc.	175,661	16,736,980
Weyerhaeuser Co.	231,610	6,987,674
		270,945,569
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	94,380	8,200,678
CoStar Group, Inc. (a)	129,603	11,862,563
		20,063,241
TOTAL REAL ESTATE		291,008,810
UTILITIES - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp.	81,073	4,037,435
American Electric Power Co., Inc.	166,900	14,358,407
Constellation Energy Corp.	101,365	18,847,808
Duke Energy Corp.	244,703	24,044,517
Edison International	121,736	8,650,560
Entergy Corp.	67,126	7,160,330
Evergy, Inc.	72,817	3,819,252
Eversource Energy	110,863	6,720,515
Exelon Corp.	315,927	11,872,537
FirstEnergy Corp.	163,921	6,284,731
NextEra Energy, Inc.	651,160	43,608,185
NRG Energy, Inc.	71,658	5,207,387
PG&E Corp.	677,107	11,585,301
Pinnacle West Capital Corp.	35,960	2,648,454
PPL Corp.	233,958	6,424,487
Southern Co.	346,141	25,441,364
Xcel Energy, Inc.	175,129	9,409,681
		210,120,951
Gas Utilities - 0.0%
Atmos Energy Corp.	47,911	5,648,707
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	212,357	3,801,190
Multi-Utilities - 0.6%
Ameren Corp.	83,466	6,165,633
CenterPoint Energy, Inc.	200,453	5,841,200
CMS Energy Corp.	93,518	5,668,126
Consolidated Edison, Inc.	109,557	10,342,181
Dominion Energy, Inc.	265,571	13,538,810
DTE Energy Co.	65,518	7,227,946
NiSource, Inc.	131,078	3,651,833
Public Service Enterprise Group, Inc.	158,151	10,925,071
Sempra	199,719	14,305,872
WEC Energy Group, Inc.	100,096	8,271,933
		85,938,605
Water Utilities - 0.1%
American Water Works Co., Inc.	61,787	7,557,786
TOTAL UTILITIES		313,067,239
TOTAL COMMON STOCKS (Cost $6,757,109,585)		13,404,152,225

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $797,440)	800,000	797,419

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	20,758,752	20,762,904
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	13,182,706	13,184,024
TOTAL MONEY MARKET FUNDS (Cost $33,946,928)		33,946,928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,791,853,953)	13,438,896,572
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(1,682,627)
NET ASSETS - 100.0%	13,437,213,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	135	Jun 2024	34,202,250	(234,087)	(234,087)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,419.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $740,683 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,681,263	2,621,586,171	2,606,504,699	1,564,530	169	-	20,762,904	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,223,374	147,890,815	145,930,165	95,878	-	-	13,184,024	0.0%
Total	16,904,637	2,769,476,986	2,752,434,864	1,660,408	169	-	33,946,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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